BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At an in-person meeting of the Board of Trustees (the “Board”), held on September 25, 2019, the Board, including those Trustees who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”), evaluated the terms of the investment management agreement between the Trust and XA Investments LLC (the “Advisory Agreement”) and the investment management agreement among the Trust, XA Investments LLC and Octagon Credit Investors, LLC (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Investment Management Agreements”) and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements.

In considering whether to renew the Investment Management Agreements, the Board, including the Independent Trustees, reviewed the materials provided by XA Investments LLC (the “Adviser”) and Octagon Credit Investors, LLC (the “Sub-Adviser”) and other information from counsel and from the Adviser and Sub-Adviser, including: (i) a copy of the Investment Management Agreements; (ii) information describing the nature, quality and extent of the services that the Adviser and Sub-Adviser provide to the Trust and the fees the Adviser and Sub-Adviser charge to the Trust; (iii) information concerning the Adviser’s and Sub-Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the Trust’s advisory fees and operating expenses; (v) a copy of the Adviser’s and Sub-Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940. The Board also considered presentations made by, and discussions held with, representatives of the Adviser and Sub-Adviser. The Board also received information comparing the advisory fees and expenses of the Trust to those of investment companies that were defined as competitors. The Board determined that the responses provided by the Adviser and Sub-Adviser were sufficiently responsive to permit it to evaluate the Investment Management Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services provided to Trust by the Adviser and Sub-Adviser; the personnel and operations of the Adviser and Sub-Adviser; the Trust’s expenses; the profitability to the Adviser and Sub-Adviser under the Investment Management Agreements; any “fall-out” benefits to the Adviser and the Sub-Adviser; and the effect of asset growth on the Trust’s expenses.

XAI Investments LLC (Adviser)

(i) The nature, extent, and quality of the services provided by the Adviser. The Board reviewed the services being provided by the Adviser to the Trust including, without limitation, the nature and quality of the investment advisory services since the Trust’s inception, its review, selection and monitoring of the sub-adviser of the Trust, its coordination of services for the Trust by the Trust’s service providers, its compliance procedures and practices, and its distribution efforts to promote the Trust. After reviewing the foregoing information and further information in the questionnaire the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Trust.

(ii) The investment performance of the Trust and Adviser. In this regard, the Board compared the performance of the Trust with the performance of the Trust’s benchmark indices and comparable peer group funds. The Board also considered whether the methodology used in constructing the Trust’s peer group was reasonable. The Board considered the performance of the Trust compared to the performance of funds in the Trust’s peer group over various measurement periods. The Board considered the total assets of the competitor funds and total assets under management held by other fund advisers and their resulting ability to achieve economies of scale. The use of leverage, the resulting impact on Trust performance and the appropriate metrics to measure the impact of leverage were also considered. After consideration of the short and long-term investment performance of the Trust, the Adviser’s experience in managing the Trust, the continuity of the Adviser’s personnel and other factors, the Board concluded that the investment performance of the Trust and the Adviser was consistent with the Trust’s investment objective and policies and therefore satisfactory.

(iii) The costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Trust. In this regard, the Board considered the total expense ratio of the Trust and the management fees paid to the Adviser as well as the Sub-Adviser. The Board then considered these fees as compared to fees paid by funds in the Trust’s peer group, considering possible economies of scale achieved by peer group funds and the impact of the expense limitation agreement with the Adviser. The Board also considered the quality and experience of the Adviser’s personnel, the Adviser’s business philosophies and methods of operation; the Adviser’s compliance policies and procedures; the financial condition of the Adviser; the level of commitment to the Trust by the Adviser and its principals; the costs associated with the trading strategies of the Trust; the Adviser’s prior payment of startup costs for the Trust; the costs associated with distribution efforts of the Trust; and the overall expenses of the Trust. The Board also considered potential benefits to the Adviser in managing the Trust. In this regard, the Board reviewed the form ADV of the Adviser, the financial condition of the Adviser and the amount of revenue and profits achieved from managing the Trust. The Board also noted that the Adviser did not elect to renew the Trust’s expense limitation agreement. The Board found that the profitability of the Adviser in light of the nature and quality of the services provided, amount of assets under management, costs associated with implementing and monitoring the Trust’s investment strategy and other factors was fair and reasonable.

(iv) The extent to which economies of scale would be realized as the Trust grows. The Board considered whether economies of scale could be achieved as the Trust grows and whether the Adviser’s fee reflects these economies of scale in a manner that is fair and reasonable and beneficial for the Trust’s investors. In this regard, the Board considered that the Trust’s fee arrangement with the Adviser historically involved both a management fee and a fee waiver agreement, but that the fee waiver agreement was not renewed. Following further discussion of the Trust’s asset levels, expectations for growth and level of fees, the Board determined that the Adviser’s fee was fair and reasonable when considering the Trust’s asset levels and economies of scale.

(v) Whether fee levels reflect these economies of scale for the benefit of the Trust’s investors. In this regard, the Board considered the total fees paid by the Trust to the Adviser in light of the total assets being managed, the operational expenses incurred in processing transactions, brokerage fees and other related costs and expenses. The Trustees concluded the total fees paid are fair and reasonably reflect the costs and expenses of managing a fund of similar size and with a similar investment strategy.

Octagon Credit Investors, LLC (Sub-Adviser)

(i) The nature, extent, and quality of the services provided by the Sub-Adviser. In this regard, the Board reviewed the services being provided by the Sub-Adviser to Trust including, without limitation, the nature and quality of the investment advisory services provided to the Trust. After reviewing the foregoing information and further information in the questionnaire the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Trust.

(ii) The investment performance of the Trust and the Sub-Adviser. In this regard, the Board compared the performance of the Trust with the performance of each Trust’s benchmark indices and comparable peer group funds. The Board also considered whether the methodology used in constructing the Trust’s peer group was reasonable. The Board considered the performance of the Trust compared to the performance of funds in the Trust’s peer group over various measurement periods. The Board considered the total assets of the competitor funds and total assets under management held by other fund advisers and their resulting ability to achieve economies of scale. The use of leverage, the resulting impact on Trust performance and the appropriate metrics to measure the impact of leverage were also considered. After consideration of the short and long-term investment performance of the Trust, the Sub-Adviser’s experience in managing the Trust, the continuity of the Sub-Adviser’s personnel and other factors, the Board concluded that the investment performance of the Trust and Octagon was consistent with the Trust’s investment objective and policies and therefore satisfactory.

(iii) The costs of the services provided and profits realized by the Sub-Adviser and its affiliates from the relationship with the Trust. In this regard, the Board considered the total expense ratio of the Trust and the management fees paid to the Sub-Adviser. The Board then considered these fees as compared to fees paid by funds in the Trust’s peer group, considering possible economies of scale achieved by peer group funds and the impact of the expense limitation agreement. The Board also considered the quality and experience of the Sub-Adviser’s personnel, the Sub-Adviser’s business philosophies and methods of operation; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser; the level of commitment to the Trust by the Sub-Adviser and its principals; the asset levels of the Trust and the overall expenses of the Trust. The Board also considered potential benefits to the Sub-Adviser in managing the Trust. In this regard, the Board reviewed the form ADV of the Sub-Adviser, the financial condition of the Sub-Adviser and the amount of revenue and profits achieved from managing the Trust. The Board found that the profitability of the Sub-Adviser in light of the nature and quality of the services provided, amount of assets under management, costs associated with implementing and monitoring the Trust’s investment strategy and other factors was fair and reasonable.

(iv) The extent to which economies of scale would be realized as the Trust grows. The Board considered whether economies of scale could be achieved as the Trust grows and whether the Sub-Adviser’s fee reflects these economies of scale in a manner that is fair and reasonable and beneficial for the Trust’s investors. Following further discussion of the Trust’s asset levels, expectations for growth and level of fees, the Board determined that the Sub-Adviser’s fee was fair and reasonable when considering the Trust’s asset levels and economies of scale.

(v) Whether fee levels reflect these economies of scale for the benefit of the Trust’s investors. In this regard, the Board considered the total fees paid by the Trust to the Sub-Adviser in light of the total assets being managed, the operational expenses incurred in processing transactions, brokerage fees and other related costs and expenses. The Trustees concluded the total fees paid are fair and reasonably reflect the costs and expenses of managing a fund of similar size and with a similar investment strategy.

Conclusion. Based on the foregoing and such other matters as were deemed relevant, the Board concluded in its reasonable business judgment that the advisory fee rate and total expense ratio are reasonable in relation to the services provided by the Adviser and Sub-Adviser to the Trust, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees and sub-advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable trusts. As a result, the Board, and the Independent Trustees voting seperately, concluded that the renewal of the Investment Management Agreements was in the best interests of the Trust and approved the Investment Management Agreements. No single factor was determinative to the decision of the Board.